Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Deferred tax assets:
Enterprise tax	¥ 1,643	¥ 728
Inventories	20,250	19,057
Provision for doubtful accounts and loss on bad debts	1,399	1,255
Accrued expenses	20,517	10,982
Employee benefits	26,063	24,528
Depreciation and amortization	35,898	33,171
Securities	1,530	2,744
Net operating losses and tax credit carry forwards	30,241	20,454
Other	4,144	6,163
Total gross deferred tax assets	141,685	119,082
Valuation allowance	(34,414)	(25,192)	(24,687)	(40,270)
Net deferred tax assets	107,271	93,890
Deferred tax liabilities:
Depreciation and amortization	16,365	13,952
Securities	152,251	99,918
Prepaid benefit cost	165	2,786
Other	7,203	4,708
Total deferred tax liabilities	175,984	121,364
Net deferred tax liabilities	¥ (68,713)	¥ (27,474)